Annual Total Returns[BarChart] - PIMCO RAE US Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.81%	16.58%	36.15%	12.32%	(3.25%)	15.41%	16.54%	(7.01%)	24.87%	3.93%